ANNUAL NOTICE OF UNDERLYING FUND ANNUAL REPORT MAILING

TO:	Securities and Exchange Commission
FROM:	Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide VLI Separate Account - 6 (collectively, the “Filers”)
DATE:	March 1, 2020
RE:	Nationwide VLI Separate Account - 6 (“Registrant”)
File No. 811-21398
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

The annual reports for the following underlying funds for the period ended December 31, 2019, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. The Filers understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, have incorporated these filings by reference.

Fund Company	CIK Code
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II	0000814680
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	0000356494
Guggenheim Variable Fund - Long Short Equity Fund	0001064046
Guggenheim Variable Fund - Multi-Hedge Strategies	0001064046
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	0000353905
Rydex Variable Trust - Banking Fund	0001064046
Rydex Variable Trust - Basic Materials Fund	0001064046
Rydex Variable Trust - Biotechnology Fund	0001064046
Rydex Variable Trust - Commodities Strategy Fund	0001064046
Rydex Variable Trust - Consumer Products Fund	0001064046
Rydex Variable Trust - Dow 2x Strategy Fund	0001064046
Rydex Variable Trust - Electronics Fund	0001064046
Rydex Variable Trust - Energy Fund	0001064046
Rydex Variable Trust - Energy Services Fund	0001064046
Rydex Variable Trust - Europe 1.25x Strategy Fund	0001064046
Rydex Variable Trust - Financial Services Fund	0001064046
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund	0001064046
Rydex Variable Trust - Health Care Fund	0001064046

Rydex Variable Trust - Internet Fund	0001064046
Rydex Variable Trust - Inverse Dow 2x Strategy Fund	0001064046
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund	0001064046
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund	0001064046
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund	0001064046
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund	0001064046
Rydex Variable Trust - Inverse S&P 500 Strategy Fund	0001064046
Rydex Variable Trust - Japan 2x Strategy Fund	0001064046
Rydex Variable Trust - Leisure Fund	0001064046
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund	0001064046
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund	0001064046
Rydex Variable Trust - NASDAQ-100(R) Fund	0001064046
Rydex Variable Trust - Nova Fund	0001064046
Rydex Variable Trust - Precious Metals Fund	0001064046
Rydex Variable Trust - Real Estate Fund	0001064046
Rydex Variable Trust - Retailing Fund	0001064046
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund	0001064046
Rydex Variable Trust - S&P 500 2x Strategy Fund	0001064046
Rydex Variable Trust - S&P 500 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P 500 Pure Value Fund	0001064046
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund	0001064046
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund	0001064046
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund	0001064046
Rydex Variable Trust - Technology Fund	0001064046
Rydex Variable Trust - Telecommunications Fund	0001064046
Rydex Variable Trust - Transportation Fund	0001064046
Rydex Variable Trust - Utilities Fund	0001064046
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund	0001064046

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.